Taxes (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes payable	$ 539,437	$ 642,215
VAT and other tax payable	330,476	225,395
Totals	$ 869,913	$ 867,610